Vanguard Mid-Cap Index Fund
Schedule of Investments (unaudited)
As of September 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Basic Materials (3.8%)
	Fastenal Co.	13,388,297	603,678
	Newmont Corp.	9,304,054	590,342
	Freeport-McMoRan Inc.	33,720,156	527,383
	International Paper Co.	9,128,908	370,086
	FMC Corp.	3,008,320	318,611
	Nucor Corp.	7,048,400	316,191
[1]	International Flavors & Fragrances Inc.	2,445,550	299,458
	Celanese Corp. Class A	2,769,417	297,574
	Avery Dennison Corp.	1,949,991	249,287
	Eastman Chemical Co.	3,172,660	247,848
	Albemarle Corp.	2,466,943	220,249
	LyondellBasell Industries NV Class A	2,923,432	206,073
	CF Industries Holdings Inc.	2,500,437	76,788
	Westlake Chemical Corp.	366,577	23,175
			4,346,743
Consumer Discretionary (15.5%)
*	Lululemon Athletica Inc.	2,762,894	910,014
*,1	Chipotle Mexican Grill Inc. Class A	652,559	811,594
	DR Horton Inc.	8,008,046	605,649
	Best Buy Co. Inc.	5,401,263	601,107
	Aptiv plc	6,295,827	577,201
	Lennar Corp. Class A	6,452,759	527,061
*	Copart Inc.	4,908,431	516,171
*	Trade Desk Inc. Class A	974,740	505,676
*	Dollar Tree Inc.	5,527,491	504,881
	Delta Air Lines Inc.	14,881,175	455,066
*	Wayfair Inc. Class A	1,517,254	441,536
*	Take-Two Interactive Software Inc.	2,653,121	438,349
	Domino's Pizza Inc.	917,622	390,246
	Tractor Supply Co.	2,712,041	388,744
*	Carvana Co. Class A	1,620,387	361,444
	ViacomCBS Inc. Class B	12,573,293	352,178
*	CarMax Inc.	3,804,178	349,642
*,1	DraftKings Inc. Class A	5,824,698	342,725
*	NVR Inc.	82,114	335,281
	Tiffany & Co.	2,829,389	327,785
*	AutoZone Inc.	273,855	322,503
	Garmin Ltd.	3,367,955	319,484
	Darden Restaurants Inc.	3,042,876	306,539
	Genuine Parts Co.	3,214,962	305,968
	Expedia Group Inc.	3,170,503	290,703

		Shares	Market Value ($000)
*	Ulta Beauty Inc.	1,249,810	279,932
	Hilton Worldwide Holdings Inc.	3,244,699	276,838
	Royal Caribbean Cruises Ltd.	4,247,976	274,972
	Fortune Brands Home & Security Inc.	3,171,191	274,371
	PulteGroup Inc.	5,853,808	270,973
	Whirlpool Corp.	1,460,050	268,489
	Southwest Airlines Co.	6,881,590	258,060
	Hasbro Inc.	3,038,814	251,371
	Advance Auto Parts Inc.	1,620,293	248,715
	Omnicom Group Inc.	5,002,847	247,641
*	Peloton Interactive Inc. Class A	2,288,378	227,099
*	United Airlines Holdings Inc.	6,404,237	222,547
	MGM Resorts International	9,192,509	199,937
[1]	Carnival Corp.	12,951,211	196,599
	BorgWarner Inc.	4,855,175	188,089
	Rollins Inc.	3,423,999	185,547
*	Live Nation Entertainment Inc.	3,303,751	178,006
	Fox Corp. Class A	6,126,211	170,492
*	LKQ Corp.	5,982,976	165,908
	Wynn Resorts Ltd.	2,266,620	162,766
	News Corp. Class A	11,492,386	161,123
*	Burlington Stores Inc.	775,014	159,723
	Fox Corp. Class B	5,548,473	155,191
*	Lyft Inc. Class A	5,291,573	145,783
*	Discovery Inc. Class C	7,359,499	144,246
*	Liberty Media Corp.-Liberty SiriusXM Class C	3,757,787	124,308
	Vail Resorts Inc.	469,557	100,471
*	Chewy Inc. Class A	1,659,331	90,981
	Lear Corp.	701,494	76,498
	Interpublic Group of Cos. Inc.	4,558,994	75,998
*,1	Discovery Inc. Class A	3,427,075	74,607
[1]	American Airlines Group Inc.	5,839,580	71,768
	Aramark	2,674,692	70,746
	Sirius XM Holdings Inc.	12,839,765	68,821
*	Mohawk Industries Inc.	667,516	65,143
*	Liberty Media Corp.-Liberty SiriusXM Class A	1,963,795	65,139
	Warner Music Group Corp. Class A	1,833,190	52,686
	Lennar Corp. Class B	212,980	13,984
	News Corp. Class B	356,118	4,979
	ViacomCBS Inc. Class A	152,862	4,630
			17,562,724
Consumer Staples (4.7%)
	Clorox Co.	2,942,137	618,349
	McCormick & Co. Inc. (Non-Voting)	2,890,705	561,086
	Church & Dwight Co. Inc.	5,761,861	539,944
	Corteva Inc.	17,449,260	502,713
	Tyson Foods Inc. Class A	6,864,504	408,301
	Kellogg Co.	5,998,662	387,454
	Conagra Brands Inc.	10,815,009	386,204
	AmerisourceBergen Corp. Class A	3,323,816	322,144
	Archer-Daniels-Midland Co.	6,496,580	302,026
	J M Smucker Co.	2,523,989	291,571
	Hormel Foods Corp.	5,792,212	283,181
	McKesson Corp.	1,890,451	281,545
	Lamb Weston Holdings Inc.	3,382,582	224,164
	Campbell Soup Co.	2,571,122	124,365

		Shares	Market Value ($000)
	Molson Coors Beverage Co. Class B	2,040,358	68,474
			5,301,521
Energy (2.6%)
	Pioneer Natural Resources Co.	3,830,621	329,395
	ONEOK Inc.	10,354,337	269,006
	Phillips 66	5,100,510	264,410
	Hess Corp.	6,442,796	263,704
*	Cheniere Energy Inc.	5,285,315	244,551
	Williams Cos. Inc.	12,183,640	239,409
	Marathon Petroleum Corp.	7,587,978	222,631
	Halliburton Co.	18,334,695	220,933
	Occidental Petroleum Corp.	21,629,042	216,507
	Valero Energy Corp.	4,769,227	206,603
	Concho Resources Inc.	4,595,799	202,767
	Baker Hughes Co. Class A	14,516,502	192,924
	Diamondback Energy Inc.	1,800,168	54,221
			2,927,061
Financials (11.1%)
	MSCI Inc. Class A	1,840,101	656,511
	IHS Markit Ltd.	8,315,703	652,866
	Willis Towers Watson plc	3,008,666	628,270
	Arthur J Gallagher & Co.	4,473,822	472,346
	First Republic Bank	3,998,672	436,095
	Ameriprise Financial Inc.	2,803,921	432,112
	KKR & Co. Inc.	12,334,558	423,569
	Discover Financial Services	7,121,011	411,452
	MarketAxess Holdings Inc.	835,136	402,193
	Northern Trust Corp.	4,625,533	360,653
	Fifth Third Bancorp	16,648,674	354,950
	Broadridge Financial Solutions Inc.	2,675,474	353,163
	Nasdaq Inc.	2,674,934	328,241
	Hartford Financial Services Group Inc.	8,360,935	308,184
*	Markel Corp.	306,412	298,353
	FactSet Research Systems Inc.	876,933	293,667
*	SVB Financial Group	1,200,656	288,902
	Cincinnati Financial Corp.	3,565,430	277,997
	American International Group Inc.	10,021,801	275,900
	KeyCorp	22,834,653	272,417
*	Arch Capital Group Ltd.	9,007,399	263,466
	M&T Bank Corp.	2,845,466	262,039
	Regions Financial Corp.	22,500,198	259,427
	Principal Financial Group Inc.	6,375,181	256,729
	E*TRADE Financial Corp.	5,092,511	254,880
	Citizens Financial Group Inc.	9,979,609	252,285
	Annaly Capital Management Inc.	32,686,123	232,725
	State Street Corp.	3,889,011	230,735
	Cboe Global Markets Inc.	2,552,755	223,979
	Huntington Bancshares Inc.	23,770,462	217,975
	Ally Financial Inc.	8,660,694	217,124
	Fidelity National Financial Inc.	6,467,413	202,495
	Loews Corp.	5,570,263	193,567
	W R Berkley Corp.	3,124,730	191,077
	Everest Re Group Ltd.	932,650	184,236
	Globe Life Inc.	2,245,802	179,440
	Raymond James Financial Inc.	2,457,064	178,776
	Equitable Holdings Inc.	9,342,131	170,400
	Franklin Resources Inc.	6,379,497	129,823

		Shares	Market Value ($000)
	TD Ameritrade Holding Corp.	3,156,689	123,584
	AGNC Investment Corp.	6,460,747	89,869
	Interactive Brokers Group Inc. Class A	1,730,519	83,636
	Alleghany Corp.	160,506	83,535
	SEI Investments Co.	1,605,725	81,442
	Lincoln National Corp.	2,089,670	65,469
			12,556,554
Health Care (12.0%)
*	DexCom Inc.	2,238,379	922,727
*	Veeva Systems Inc. Class A	3,138,181	882,425
*	Centene Corp.	13,506,281	787,821
*	IDEXX Laboratories Inc.	1,982,091	779,180
*	IQVIA Holdings Inc.	4,463,394	703,565
	ResMed Inc.	3,385,727	580,415
*	Seattle Genetics Inc.	2,836,710	555,116
*	Align Technology Inc.	1,645,566	538,693
*	Moderna Inc.	7,356,368	520,463
	Cerner Corp.	7,126,048	515,142
	West Pharmaceutical Services Inc.	1,710,448	470,202
*	Laboratory Corp. of America Holdings	2,274,485	428,217
	Cooper Cos. Inc.	1,247,328	420,499
*	Hologic Inc.	6,039,257	401,429
*	Alnylam Pharmaceuticals Inc.	2,702,255	393,448
*	Incyte Corp.	4,334,650	388,992
	Teleflex Inc.	1,090,291	371,157
*	Varian Medical Systems Inc.	2,113,291	363,486
	Quest Diagnostics Inc.	3,131,168	358,487
*	Exact Sciences Corp.	3,498,467	356,669
*	BioMarin Pharmaceutical Inc.	4,232,821	322,033
	Cardinal Health Inc.	6,808,049	319,638
*	Elanco Animal Health Inc.	11,012,512	307,579
*	ABIOMED Inc.	1,040,212	288,201
*	Alexion Pharmaceuticals Inc.	2,431,460	278,232
	DENTSPLY SIRONA Inc.	5,120,526	223,921
*	Teladoc Health Inc.	951,667	208,644
*	Henry Schein Inc.	3,329,906	195,732
	Universal Health Services Inc. Class B	1,723,548	184,454
*,1	DaVita Inc.	1,737,112	148,784
*	PPD Inc.	3,274,147	121,111
*	Mylan NV	6,015,730	89,213
	Perrigo Co. plc	1,592,058	73,091
*	GoodRx Holdings Inc. Class A	802,208	44,603
			13,543,369
Industrials (13.2%)
	Verisk Analytics Inc. Class A	3,808,079	705,675
	Cintas Corp.	2,047,306	681,405
	Ball Corp.	7,632,287	634,396
	Carrier Global Corp.	20,203,868	617,026
	TransDigm Group Inc.	1,200,380	570,325
*	Mettler-Toledo International Inc.	558,862	539,721
	AMETEK Inc.	5,382,915	535,062
*	FleetCor Technologies Inc.	1,950,944	464,520
	Equifax Inc.	2,839,123	445,458
	Old Dominion Freight Line Inc.	2,450,600	443,363
*	Keysight Technologies Inc.	4,367,376	431,409
	Vulcan Materials Co.	3,091,233	418,986
	Kansas City Southern	2,202,789	398,330

		Shares	Market Value ($000)
	WW Grainger Inc.	1,067,718	380,930
	TransUnion	4,420,799	371,922
	Dover Corp.	3,363,017	364,349
	Expeditors International of Washington Inc.	3,927,788	355,543
	Xylem Inc.	4,196,643	353,022
	Martin Marietta Materials Inc.	1,457,035	342,928
	Masco Corp.	6,115,787	337,163
	Synchrony Financial	12,872,677	336,878
	CH Robinson Worldwide Inc.	3,143,931	321,278
	Otis Worldwide Corp.	5,049,818	315,210
*	Ingersoll Rand Inc.	8,727,946	310,715
	Rockwell Automation Inc.	1,342,315	296,222
*	United Rentals Inc.	1,660,232	289,710
	Fortive Corp.	3,736,926	284,791
*	Trimble Inc.	5,827,476	283,798
*	Waters Corp.	1,447,940	283,333
	Jacobs Engineering Group Inc.	3,039,341	281,960
	Westinghouse Air Brake Technologies Corp.	4,231,098	261,820
	JB Hunt Transport Services Inc.	1,979,420	250,159
*	Crown Holdings Inc.	3,135,814	241,019
	Packaging Corp. of America	2,201,735	240,099
	Westrock Co.	6,042,890	209,930
	Western Union Co.	9,507,921	203,755
	Textron Inc.	5,334,169	192,510
	Snap-on Inc.	1,268,691	186,663
	HEICO Corp. Class A	1,781,509	157,949
	Jack Henry & Associates Inc.	874,141	142,127
	Cognex Corp.	1,911,539	124,441
	HEICO Corp.	875,152	91,593
*	XPO Logistics Inc.	1,051,017	88,979
	Hubbell Inc. Class B	644,960	88,256
*,1	Nikola Corp.	3,541,220	72,524
	Huntington Ingalls Industries Inc.	476,990	67,136
			15,014,388
Other (0.0%)[2]
*,3	American International Group Inc. Warrants Exp. 01/19/2021	8,771	—
Real Estate (8.7%)
	Digital Realty Trust Inc.	6,272,135	920,499
	SBA Communications Corp. Class A	2,609,052	830,931
*	CoStar Group Inc.	896,205	760,439
	Weyerhaeuser Co.	17,373,860	495,502
	AvalonBay Communities Inc.	3,282,866	490,263
	Realty Income Corp.	8,063,984	489,887
	Alexandria Real Estate Equities Inc.	2,938,048	470,088
	Ventas Inc.	8,714,419	365,657
	Invitation Homes Inc.	12,942,180	362,252
*	CBRE Group Inc. Class A	7,450,708	349,960
	Healthpeak Properties Inc.	12,559,100	340,980
	Extra Space Storage Inc.	3,018,927	322,995
	Sun Communities Inc.	2,295,874	322,823
	Duke Realty Corp.	8,652,023	319,260
	Mid-America Apartment Communities Inc.	2,682,119	310,992
	Essex Property Trust Inc.	1,519,547	305,110
	Welltower Inc.	4,875,026	268,565
	WP Carey Inc.	4,056,014	264,290
	Boston Properties Inc.	3,277,535	263,186
	Simon Property Group Inc.	3,560,576	230,298

		Shares	Market Value ($000)
	UDR Inc.	6,893,099	224,784
	Equity Residential	4,319,619	221,726
*	Zillow Group Inc. Class C	2,077,792	211,083
	Camden Property Trust	2,275,742	202,495
	Iron Mountain Inc.	6,725,930	180,188
	Host Hotels & Resorts Inc.	8,216,407	88,655
	VEREIT Inc.	12,503,145	81,270
	Regency Centers Corp.	1,992,342	75,749
	Vornado Realty Trust	2,008,320	67,700
	Federal Realty Investment Trust	886,103	65,075
*	Zillow Group Inc. Class A	117,229	11,903
			9,914,605
Technology (18.9%)
*	DocuSign Inc. Class A	4,105,749	883,721
*	Twilio Inc. Class A	3,225,207	796,916
*	Twitter Inc.	17,546,436	780,816
*	Synopsys Inc.	3,544,920	758,542
	Amphenol Corp. Class A	6,985,414	756,311
	KLA Corp.	3,622,604	701,843
*	Splunk Inc.	3,719,241	699,701
*	Cadence Design Systems Inc.	6,511,198	694,289
*	ANSYS Inc.	1,993,427	652,309
*	Snap Inc. Class A	24,076,342	628,633
*	Match Group Inc.	5,613,381	621,121
	Marvell Technology Group Ltd.	15,506,419	615,605
	Microchip Technology Inc.	5,884,203	604,661
	Xilinx Inc.	5,708,860	595,092
*	Okta Inc. Class A	2,695,894	576,517
	Corning Inc.	17,780,038	576,251
	Skyworks Solutions Inc.	3,865,223	562,390
*	Palo Alto Networks Inc.	2,122,628	519,513
*	RingCentral Inc. Class A	1,824,984	501,159
*	VeriSign Inc.	2,261,106	463,188
*	Crowdstrike Holdings Inc. Class A	3,333,782	457,795
*	Pinterest Inc. Class A	10,796,816	448,176
	Maxim Integrated Products Inc.	6,246,294	422,312
*	Akamai Technologies Inc.	3,766,939	416,397
	CDW Corp.	3,336,335	398,792
	Citrix Systems Inc.	2,870,550	395,303
*	Datadog Inc. Class A	3,779,542	386,118
*	Fortinet Inc.	3,188,756	375,667
*	Paycom Software Inc.	1,157,754	360,409
*	Qorvo Inc.	2,668,571	344,272
	SS&C Technologies Holdings Inc.	5,032,837	304,587
*	Black Knight Inc.	3,423,363	298,004
*	GoDaddy Inc. Class A	3,859,493	293,206
	Hewlett Packard Enterprise Co.	29,988,422	280,992
	NortonLifeLock Inc.	12,989,574	270,703
*	Slack Technologies Inc. Class A	9,591,507	257,628
*	Arista Networks Inc.	1,237,210	256,016
	Seagate Technology plc	5,112,842	251,910
*	Gartner Inc.	1,948,715	243,492
	Western Digital Corp.	6,651,298	243,105
	NetApp Inc.	5,183,957	227,265
*	IAC/InterActiveCorp	1,866,016	223,511
*	Coupa Software Inc.	788,610	216,268
*	EPAM Systems Inc.	619,651	200,321
*	Tyler Technologies Inc.	461,149	160,738

				Shares	Market Value ($000)
		Leidos Holdings Inc.		1,603,374	142,941
*		IPG Photonics Corp.		809,310	137,558
*		Dropbox Inc. Class A		6,936,226	133,592
*		Zscaler Inc.		851,190	119,754
*		F5 Networks Inc.		714,042	87,663
*,1		ZoomInfo Technologies Inc. Class A		1,557,092	66,939
*		Palantir Technologies Inc. Class A		187,243	1,779
*		Unity Software Inc.		17,120	1,494
					21,413,285
Telecommunications (2.1%)
		Motorola Solutions Inc.		3,967,221	622,100
*		Liberty Broadband Corp. Class C		3,377,563	482,552
*		Roku Inc. Class A		2,285,876	431,573
		CenturyLink Inc.		25,522,819	257,525
*		Altice USA Inc. Class A		7,817,671	203,260
		Juniper Networks Inc.		7,757,147	166,779
*		DISH Network Corp. Class A		5,698,490	165,427
*		Liberty Broadband Corp. Class A		592,879	84,076
					2,413,292
Utilities (6.8%)
		WEC Energy Group Inc.		7,370,351	714,187
		Eversource Energy		8,003,173	668,665
		Waste Connections Inc.		6,138,923	637,220
		American Water Works Co. Inc.		4,223,432	611,891
		DTE Energy Co.		4,488,654	516,375
		Entergy Corp.		4,653,916	458,550
		Edison International		8,823,177	448,570
		Ameren Corp.		5,624,382	444,776
		CMS Energy Corp.		6,699,654	411,426
		FirstEnergy Corp.		12,593,869	361,570
		Alliant Energy Corp.		5,823,981	300,809
		AES Corp.		15,478,350	280,313
		Evergy Inc.		5,265,505	267,593
		Consolidated Edison Inc.		3,286,443	255,685
		CenterPoint Energy Inc.		12,677,514	245,310
		PPL Corp.		8,934,770	243,115
		NiSource Inc.		8,955,914	197,030
		Vistra Corp.		10,440,803	196,914
*		PG&E Corp.		16,977,570	159,419
		Pinnacle West Capital Corp.		1,318,056	98,261
		NRG Energy Inc.		2,694,405	82,826
		Avangrid Inc.		1,440,047	72,665
					7,673,170
Total Common Stocks (Cost $77,971,076)					112,666,712
		Coupon
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[4,5]	Vanguard Market Liquidity Fund	0.117%		10,746,248	1,074,625
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	0.140%	10/13/20	4,400	4,400

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	United States Treasury Bill	0.135%	10/20/20	8,000	8,000
[6]	United States Treasury Bill	0.165%	11/3/20	1,200	1,200
[6]	United States Treasury Bill	0.145%	12/15/20	18,500	18,496
					32,096
Total Temporary Cash Investments (Cost $1,106,398)					1,106,721
Total Investments (100.4%) (Cost $79,077,474)					113,773,433
Other Assets and Liabilities—Net (-0.4%)					(436,826)
Net Assets (100%)					113,336,607
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $523,251,000.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $529,531,000 was received for securities on loan, of which $527,764,000 is held in Vanguard Market Liquidity Fund and $1,767,000 is held in cash.
6	Securities with a value of $25,874,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2020	1,222	204,807	3,978
E-mini S&P Mid-Cap 400 Index	December 2020	811	150,514	556
				4,534

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Ameren Corp.	2/2/21	GSI	10,075	(0.151)	269	—
Campbell Soup Co.	2/2/21	GSI	91,040	(0.151)	5,695	—
Consolidated Edison Inc.	9/2/21	BOANA	45,561	(0.156)	1,113	—
CoStar Group Inc.	2/2/21	GSI	16,860	(0.151)	109	—
Discovery Inc. Class A	2/2/21	GSI	7,194	(0.151)	—	(620)
Hormel Foods Corp.	2/2/21	GSI	22,415	(0.151)	—	(415)
International Flavors & Fragrances Inc.	2/2/21	GSI	6,212	(0.151)	—	(51)

Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Match Group Inc.	9/2/21	BOANA	16,752	(0.157)	—	(157)
Raymond James Financial Inc.	9/2/21	BOANA	32,938	(0.157)	—	(1,300)
Roku Inc. Class A	9/2/21	BOANA	31,226	(0.157)	2,754	—
Vistra Corp.	9/2/21	BOANA	18,653	(0.157)	—	(364)
Williams Cos. Inc.	9/2/21	BOANA	42,630	(0.156)	—	(3,336)
					9,940	(6,243)
1 Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At September 30, 2020, counterparties had deposited in a segregated account securities with a value of $4,489,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	112,666,712	—	—	112,666,712
Temporary Cash Investments	1,074,625	32,096	—	1,106,721
Total	113,741,337	32,096	—	113,773,433

Derivative Financial Instruments
Assets
Futures Contracts[1]	2,116	—	—	2,116
Swap Contracts	—	9,940	—	9,940
Total	2,116	9,940	—	12,056
Liabilities
Swap Contracts	—	6,243	—	6,243
1	Represents variation margin on the last day of the reporting period.